BALANCE SHEET DETAILS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other long-term liabilities
Non-current income tax payable	$ 1,042	$ 1,021
Total other long-term liabilities	$ 1,042	$ 1,021